Note 8 - Notes Payable (Details Narrative)	Jul. 31, 2012 USD ($)	Apr. 27, 2012 USD ($)	Apr. 25, 2012 USD ($)	Jul. 31, 2011 USD ($)	Mar. 23, 2011 USD ($)	Mar. 23, 2011 EUR (€)	Jul. 31, 2010 USD ($)	Jun. 23, 2008 USD ($)	Jun. 23, 2008 EUR (€)
Debt Disclosure [Abstract]
Loan payable								$ 64,167
Loan Payable EUR									50,000
Interest rate		5.00%	5.00%	5.00%			5.00%	10.00%	10.00%
Assigned Loan Value		70,863	82,427		71,955
Assigned Loan Value EUR		54,871	63,861		50,000
Accumulated interest		8,974		37,446	19,947
Accumulated interest EUR						13,861
Interest expense	$ 45,470			$ 40,508			$ 15,184